REVENUE AND EXPENSES (Details 1) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Total	€ 39,944	€ 29,975
Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Total			€ 70,497	€ 61,583
Spain [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Total	25,641	21,513
Spain [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Total			48,279	44,058
Mexico [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Total	11,549	6,939
Mexico [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Total			18,422	15,222
Colombia [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Total	2,048	460
Colombia [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Total			2,355	1,489
Others [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Total	€ 706	€ 1,063
Others [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Total			€ 1,441	€ 814